PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
a.	Composition:

	December 31,
	2015	2014
Cost:

Installed products	$5,743	$7,953
Computers and electronic equipment	7,683	8,474
Office furniture and equipment	1,469	1,413
Motor vehicles	6,893	6,873
Network installation	3,829	3,970
Buildings	496	498
Leasehold improvements	2,031	2,507

	28,144	31,688

Accumulated depreciation:

Installed products	4,173	5,424
Computers and electronic equipment	5,879	6,499
Office furniture and equipment	924	939
Motor vehicles	3,370	3,708
Network installation	3,773	3,848
Buildings	65	64
Leasehold improvements	848	1,131

	19,032	21,613

Depreciated cost	$9,112	$10,075